Long-Term Debt and Other Financial Liabilities, Sinopac Loan Facility (Details) $ in Thousands		12 Months Ended
	Dec. 10, 2021 USD ($)	Dec. 31, 2021 USD ($) Installment	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 218,551	$ 173,289
Sinopac Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity	$ 15,000
Term of loan		5 years
Balloon payment		$ 6,720
Market value of vessels plus additional security as percentage of aggregate outstanding loan		1.30
Balance outstanding		$ 15,000
Sinopac Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		quarterly
Installment payment		$ 530
Sinopac Loan Facility [Member] | Last Sixteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		16
Frequency of periodic payment		quarterly
Installment payment		$ 385
Sinopac Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%